Investments in Joint Ventures and Associates - Schedule of Condensed Financial Information of Major Investments Recognized Under the Equity Method (Joint Venture) (Detail)
$ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2019 MXN ($)
Condensed statements of financial position
Cash and cash equivalents	$ 3,317,890			$ 39,989,781	$ 64,414,511	$ 3,940,727	$ 76,506,447	$ 60,621,631
Other current assets	170,002				3,300,478		3,650,688
Total current assets	27,191,027				527,894,778		458,394,044
Non-current assets	88,474,128				1,717,663,266		1,593,704,127
Total assets	115,665,155				2,245,558,044		2,052,098,171
Other current liabilities					463,789,575		430,364,717
Total current liabilities	47,889,300				929,737,258		922,648,330
Other liabilities	606,625				11,777,226		10,778,904
Total liabilities	206,774,399				4,014,380,269		4,222,098,954
Total equity	(91,109,244)			(2,404,727,030)	(1,768,822,225)		(2,170,000,783)	$ (1,931,409,302)
Total liabilities and equity (deficit)	115,665,155				$ 2,245,558,044		2,052,098,171
Condensed statements of comprehensive income
Sales and other income	122,764,576	$ 2,383,388,309	$ 1,495,628,620	953,661,844
Depreciation and amortization		139,771,815	133,431,365	129,631,820
Interest paid		139,528,079	151,713,068	143,117,956
Total income taxes and duties	16,492,010	320,180,839	307,348,122	185,572,075
Net result	$ 5,150,763	$ 99,998,470	(294,775,877)	(509,052,065)
Deer Park Refining Limited
Condensed statements of financial position
Cash and cash equivalents							16,961
Other current assets							2,747,712
Total current assets							2,764,673
Non-current assets							43,991,962
Total assets							46,756,635
Current financial liabilities							20,056,315
Other current liabilities							1,040,825
Total current liabilities							21,097,140
Non-current financial liabilities							11,000,707
Other liabilities							1,250,799
Non-current liabilities							12,251,506
Total liabilities							33,348,646
Total equity							13,407,989
Total liabilities and equity (deficit)							$ 46,756,635
Condensed statements of comprehensive income
Sales and other income			10,706,417	8,114,474
Costs and expenses			12,539,324	10,770,248
Depreciation and amortization			4,223,056	4,776,575
Interest paid			684,673	674,504
Total income taxes and duties			8,660	6,028
Net result			$ (6,749,296)	$ (8,112,881)